Loans Allowance for Loan Losses and Credit Quality (Details 7)	12 Months Ended
Dec. 31, 2021 USD ($) integer
Total Contracts | integer	3
Total Recorded Investment | $	$ 3,119,811
Commercial & industrial [Member]
Number Of Contracts | integer	1
Recorded Investment | $	$ 38,001
Commercial Real Estate [Member]
Number Of Contracts | integer	2
Recorded Investment | $	$ 3,081,810